Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
October 31, 2021
FVD-NPRT1-1221
1.809083.118
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	985,200	52,205,748
Entertainment - 1.0%
Activision Blizzard, Inc.	404,200	31,604,398
Interactive Media & Services - 3.1%
Alphabet, Inc. Class A (a)	28,748	85,120,528
Meta Platforms, Inc. Class A (a)	50,600	16,372,642
		101,493,170
Media - 5.4%
Comcast Corp. Class A	1,804,303	92,795,303
Fox Corp. Class A	255,311	10,146,059
Interpublic Group of Companies, Inc.	1,492,945	54,596,999
WPP PLC	1,407,000	20,337,857
		177,876,218
TOTAL COMMUNICATION SERVICES		363,179,534
CONSUMER DISCRETIONARY - 5.1%
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	82,400	14,602,104
Whirlpool Corp.	120,595	25,425,044
		40,027,148
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	334,000	25,624,480
Multiline Retail - 1.1%
Dollar General Corp.	162,500	35,997,000
Specialty Retail - 0.9%
Best Buy Co., Inc.	233,100	28,494,144
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	161,328	17,637,990
Tapestry, Inc.	517,400	20,168,252
		37,806,242
TOTAL CONSUMER DISCRETIONARY		167,949,014
CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	701,700	24,327,939
Food Products - 2.0%
Mondelez International, Inc.	753,800	45,785,812
Tyson Foods, Inc. Class A	248,900	19,904,533
		65,690,345
Household Products - 4.1%
Procter & Gamble Co.	527,600	75,441,524
Reckitt Benckiser Group PLC	304,600	24,728,277
Spectrum Brands Holdings, Inc.	173,949	16,307,719
The Clorox Co.	109,400	17,833,294
		134,310,814
TOTAL CONSUMER STAPLES		224,329,098
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corp.	515,200	33,214,944
Parex Resources, Inc.	1,165,100	22,622,296
		55,837,240
FINANCIALS - 19.5%
Banks - 8.4%
Bank of America Corp.	1,991,600	95,158,648
Cullen/Frost Bankers, Inc.	72,400	9,375,800
JPMorgan Chase & Co.	509,300	86,524,977
M&T Bank Corp.	227,900	33,528,648
PNC Financial Services Group, Inc.	233,000	49,169,990
		273,758,063
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (b)	155,600	26,122,128
BlackRock, Inc. Class A	13,000	12,264,980
Invesco Ltd.	419,900	10,669,659
Northern Trust Corp.	161,000	19,809,440
		68,866,207
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	466,760	133,964,786
Insurance - 4.9%
Allstate Corp.	66,007	8,163,086
American International Group, Inc.	329,600	19,476,064
Chubb Ltd.	262,747	51,335,509
The Travelers Companies, Inc.	325,515	52,368,853
Willis Towers Watson PLC	121,100	29,340,108
		160,683,620
TOTAL FINANCIALS		637,272,676
HEALTH CARE - 18.5%
Biotechnology - 1.7%
Amgen, Inc.	52,093	10,781,688
Regeneron Pharmaceuticals, Inc. (a)	57,900	37,052,526
Vertex Pharmaceuticals, Inc. (a)	35,200	6,509,536
		54,343,750
Health Care Providers & Services - 10.6%
Anthem, Inc.	104,389	45,422,786
Centene Corp. (a)	959,800	68,376,152
Cigna Corp.	308,964	65,997,800
CVS Health Corp.	422,860	37,752,941
Humana, Inc.	84,500	39,137,020
UnitedHealth Group, Inc.	196,600	90,528,402
		347,215,101
Pharmaceuticals - 6.2%
AstraZeneca PLC sponsored ADR	719,633	44,890,707
Bristol-Myers Squibb Co.	1,146,700	66,967,280
Roche Holding AG (participation certificate)	139,774	54,147,636
Sanofi SA sponsored ADR	701,742	35,388,849
		201,394,472
TOTAL HEALTH CARE		602,953,323
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.6%
Airbus Group NV (a)	125,900	16,150,709
L3Harris Technologies, Inc.	131,100	30,223,794
Lockheed Martin Corp.	68,000	22,597,760
Northrop Grumman Corp.	131,900	47,117,318
		116,089,581
Air Freight & Logistics - 0.5%
Deutsche Post AG	286,100	17,700,755
Electrical Equipment - 0.7%
Regal Rexnord Corp.	144,700	22,042,151
Industrial Conglomerates - 1.2%
Siemens AG	246,300	40,043,942
Machinery - 4.0%
ITT, Inc.	271,700	25,558,819
Oshkosh Corp.	357,100	38,209,700
Otis Worldwide Corp.	271,150	21,776,057
Pentair PLC	346,600	25,638,002
Stanley Black & Decker, Inc.	104,100	18,709,893
		129,892,471
TOTAL INDUSTRIALS		325,768,900
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,256,700	70,337,499
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	313,134	45,717,564
IT Services - 3.5%
Amdocs Ltd.	281,882	21,941,695
Capgemini SA	89,100	20,733,820
Cognizant Technology Solutions Corp. Class A	453,413	35,407,021
Fiserv, Inc. (a)	362,100	35,663,229
		113,745,765
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	98,200	19,724,452
Software - 0.8%
NortonLifeLock, Inc.	1,031,600	26,254,220
TOTAL INFORMATION TECHNOLOGY		275,779,500
MATERIALS - 3.1%
Chemicals - 1.3%
DuPont de Nemours, Inc.	325,190	22,633,224
International Flavors & Fragrances, Inc.	138,076	20,359,306
		42,992,530
Metals & Mining - 1.8%
Lundin Mining Corp.	3,255,600	28,331,296
Newmont Corp.	560,300	30,256,200
		58,587,496
TOTAL MATERIALS		101,580,026
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	143,800	40,547,286
Simon Property Group, Inc.	170,400	24,977,232
		65,524,518
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (a)	795,493	82,794,911
TOTAL REAL ESTATE		148,319,429
UTILITIES - 9.5%
Electric Utilities - 8.1%
Duke Energy Corp.	339,600	34,642,596
Entergy Corp.	136,000	14,010,720
Evergy, Inc.	526,200	33,545,250
Exelon Corp.	871,012	46,329,128
PG&E Corp. (a)	3,614,000	41,922,400
Portland General Electric Co.	414,600	20,443,926
PPL Corp.	850,800	24,503,040
Southern Co.	762,100	47,494,072
		262,891,132
Multi-Utilities - 1.4%
Dominion Energy, Inc.	609,200	46,256,556
TOTAL UTILITIES		309,147,688
TOTAL COMMON STOCKS (Cost $2,407,799,903)		3,212,116,428

Nonconvertible Preferred Stocks - 1.5%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd. (Cost $38,455,525)	909,540	49,710,427

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	11,624,064	11,626,388
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,521,748	1,521,900
TOTAL MONEY MARKET FUNDS (Cost $13,148,288)		13,148,288

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,459,403,716)	3,274,975,143
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(6,571,525)
NET ASSETS - 100.0%	3,268,403,618

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	83,000,429	115,579,465	186,953,506	4,861	-	-	11,626,388	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	11,322,000	99,638,464	109,438,564	3,214	-	-	1,521,900	0.0%
Total	94,322,429	215,217,929	296,392,070	8,075	-	-	13,148,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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